Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-term Debt [Abstract]
LONG-TERM DEBT

24. LONG-TERM DEBT

Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.

Long-term debt as at December 31, 2018, consisted of the following:

	Weighted average interest rate (1)
millions of Canadian dollars	2018	2017	Maturity	2018	2017
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$339	$133
Unsecured fixed rate notes	3.50%	3.50%	2019-2023	725	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,637	1,505
				$2,701	$2,363
Emera US Finance LP
Unsecured senior notes (USD)	3.60%	3.60%	2019 - 2046	$4,434	$4,077
TECO Finance (2)
Variable rate notes (USD)		Variable	2018	$-	$314
Fixed rate notes and bonds (USD)	5.15%	5.15%	2020	409	376
				$409	$690
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.64%	4.75%	2021 - 2049	$3,126	$2,410
PGS
Fixed rate notes and bonds (USD)	4.66%	5.06%	2021 - 2049	$425	$328
NMGC
Fixed rate notes and bonds (USD)	4.53%	4.53%	2021 - 2026	$368	$339
NMGI
Fixed rate notes and bonds (USD)	3.41%	3.41%	2019 - 2024	$273	$251
NSPI
Discount notes	Variable	Variable	2023	$516	$364
Medium term fixed rate notes	5.73%	5.73%	2025 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
				$2,576	$2,424
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2023	$28	$51
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	68	63
Unsecured senior fixed rate notes (USD)	4.23%	4.15%	2022 -2048	382	294
				$478	$408
EBP
Senior secured credit facility	3.08%	3.08%	2022	$248	$248
GBPC
Amortizing fixed rate notes (USD)	3.83%	3.77%	2021-2022	$114	$78
Senior notes (USD)	7.07%	7.07%	2020-2023	68	88
				$182	$166
ICDU
Fixed rate note (USD)	4.00%	-	2023	$24	$-
BLPC & ECI
Secured senior notes (USD)	Variable	Variable	2021	159	168
Secured fixed rate senior notes (4)	4.74%	5.06%	2020 - 2035	$99	$76
				$258	$244
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$22	$31
Debt issuance costs				(113)	(98)
Amount due within one year				(1,119)	(741)
				$(1,210)	$(808)
Long-Term Debt				$14,292	$13,140
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2018	2017
Emera – revolving credit facility (1)	June 2020	$900	$900
NSPI - revolving credit facility (1)	October 2023	600	600
Emera Maine – revolving credit facility	February 2023	109	100
BLPC – revolving credit facility	2021 - 2022	26	24
Total		1,635	1,624
Less:
Borrowings under credit facilities		899	598
Letters of credit issued inside credit facilities		77	44
Use of available facilities		976	642
Available capacity under existing agreements		$659	$982
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Debt Covenants

Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:

As at
	Financial Covenant	Requirement	December 31, 2018
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.60 : 1

Recent Financing Activity

Emera

On May 16, 2018, Emera filed a $750 million debt and preferred equity shelf prospectus, providing the Company with access to raise long-term debt and preferred equity. On May 31, 2018, preferred shares were issued under this base shelf prospectus for gross proceeds of $300 million (refer to note 27). As at December 31, 2018 the Company has $450 million available for issuance under this prospectus, which expires on June 16, 2020.

Emera Florida and New Mexico

On October 4, 2018, TEC completed a $375 million USD 30-year senior notes issuance. The notes bear interest at a rate of 4.45 per cent and have a maturity date of June 15, 2049. Proceeds from this issuance were used to repay a $300 million USD 1-year term credit facility. Refer to note 22.

On June 7, 2018, TEC completed a $350 million USD 30-year senior notes issuance. The notes bear interest at a rate of 4.30 per cent and maturity date of June 15, 2048.

On April 10, 2018, TECO Energy/Finance repaid a $250 million USD note upon maturity. The note was repaid using funds from existing credit facilities and cash on hand.

NSPI

On October 31, 2018, NSPI amended its operating credit facility to extend the maturity from October 2021 to October 2023. There were no other changes in commercial terms.

Emera Maine

On November 15, 2018, Emera Maine completed a $50 million USD 30-year senior notes issuance. The notes bear interest at a rate of 4.71 per cent and will mature on November 15, 2048. Proceeds from this issuance were used for general corporate purposes.

On February 28, 2018, Emera Maine extended the maturity date of its $80 million USD operating credit facility from September 25, 2019 to February 28, 2023. There were no other changes in commercial terms.

ECI

On January 12, 2018, a wholly owned indirect subsidiary of ECI entered into a five year $18 million Bahamian dollar loan agreement with an interest rate of 4.00 per cent and maturity date of January 12, 2023.

EBP

On October 31, 2018, Emera Brunswick Pipeline amended its Credit Agreement to extend the maturity from February 2021 to February 2022. There were no other changes in commercial terms.

Long-Term Debt Maturities

As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2019	2020	2021	2022	2023	Thereafter	Total
Emera	$225	$339	$-	$-	$500	$1,637	$2,701
Emera US Finance LP	682	-	1,023	-	-	2,729	4,434
TECO Finance	-	409	-	-	-	-	409
Tampa Electric	-	-	315	307	-	2,504	3,126
PGS	-	-	64	34	-	327	425
NMGC	-	-	273	-	-	95	368
NMGI	69	-	-	-	-	204	273
NSPI	95	-	-	-	516	1,965	2,576
Emera Maine	-	41	-	123	28	286	478
EBP	-	-	-	248	-	-	248
GBPC	17	50	37	33	45	-	182
ICDU	-	-	-	-	24	-	24
BLPC & ECI	31	59	30	13	25	100	258
Total	$1,119	$898	$1,742	$758	$1,138	$9,847	$15,502